Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 400,429	$ 349,042
Increase in revolving credit facility	50,000	71,660
Decrease in revolving credit facility	(50,000)	(19,205)
Mining equipment financings, net	3,764	0
Amortization of transaction costs	2,204	2,238
Accretion expense	4,308	4,972
Foreign exchange revaluation impact	(270)	(8,278)
Balance - December 31	$ 410,435	$ 400,429